Related Party Transactions	12 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 - Related Party Transactions

The Company incurred expenses of $36,800 for salaries to its officers. Restricted shares in the amount of 9,500,000 shares were issued in lieu of cash as follows:

2013-6,500,000 shares were issued to Hannah Grabowski at a par value of $.001 per share.

2014-3,000,000 shares were issued to Wayne Berian at a value of $.10 per share.